Right-of-use assets and Lease liabilities - Components of Right-of-Use Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 391	$ 372
Land
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	15	17
Buildings and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	347	326
Machinery & equipment and other assets
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 29	$ 29